William Blair International Leaders Fund
SUMMARY <br/>WILLIAM BLAIR INTERNATIONAL LEADERS FUND
INVESTMENT OBJECTIVE:
The William Blair International Leaders Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - William Blair International Leaders Fund	Class N	Class I	Class R6 [1]
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Redemption Fee	none	none	none
[1]	The Fund’s Institutional Class shares were redesignated as Class R6 shares effective May 1, 2019.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - William Blair International Leaders Fund		Class N	Class I	Class R6 [2]
Management Fee	[1]	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) Fee		0.25%	none	none
Other Expenses		0.22%	0.15%	0.07%
Total Annual Fund Operating Expenses		1.32%	1.00%	0.92%
Fee Waiver and/or Expense Reimbursement	[3]	0.17%	0.10%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	1.15%	0.90%	0.85%
[1]	The Management Fee has been restated to reflect a reduction to 0.85% of average daily net assets effective May 1, 2019.
[2]	The Fund’s Institutional Class shares were redesignated as Class R6 shares effective May 1, 2019.
[3]	The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2020. The Adviser may not terminate this arrangement prior to April 30, 2020 without the approval of the Fund’s Board of Trustees.
[4]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.

Example:
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - William Blair International Leaders Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	117	402	707	1,575
Class I	92	308	543	1,216
Class R6	87	286	502	1,125

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES:
Under normal market conditions, the Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S. that the Adviser believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 40-70 securities). The Adviser seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 40% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.
PRINCIPAL RISKS:
The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Because the Fund may focus its investments in a limited number of securities, its performance may be more volatile than a fund that invests in a greater number of securities. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, less stringent regulation of securities markets and imposition of foreign withholding or other taxes. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks may be magnified in less-established, emerging markets. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. Smaller capitalized companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. The securities of smaller capitalized companies may be more volatile and less liquid than the securities of large capitalized companies. To the extent the Fund invests a significant portion of its assets in one country or geographic region, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country or geographic region. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio.
FUND PERFORMANCE HISTORY:
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.
Annual Total Returns.
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 8.97% (3Q16)	Lowest Quarterly Return (14.79)% (4Q18)

Average Annual Total Returns (For the periods ended December 31, 2018).
The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I and Class R6 shares. After-tax returns for Class I and Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - William Blair International Leaders Fund	1 Year	5 Years	Life of the Fund		Inception Date
Class N Shares	(12.70%)	3.33%	6.71%		Aug. 16, 2012
Class N Shares | Return After Taxes on Distributions	(13.42%)	2.94%	6.33%		Aug. 16, 2012
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares	(6.98%)	2.56%	5.29%		Aug. 16, 2012
Class N Shares | MSCI All Country World Ex-US IMI (net) (reflects no deduction for fees, expenses or taxes)	(14.76%)	0.85%	4.37%		Aug. 16, 2012
Class I Shares	(12.45%)	3.58%	6.98%		Aug. 16, 2012
Class I Shares | MSCI All Country World Ex-US IMI (net) (reflects no deduction for fees, expenses or taxes)	(14.76%)	0.85%	4.37%		Aug. 16, 2012
Class R6 Shares	(12.38%)	3.68%	6.93%	[1]	Nov. 02, 2012
Class R6 Shares | MSCI All Country World Ex-US IMI (net) (reflects no deduction for fees, expenses or taxes)	(14.76%)	0.85%	3.89%	[1]	Nov. 02, 2012
[1]	Since Share Class Inception